OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Other Intangible Assets (Details) - USD ($) $ in Thousands				5 Months Ended	7 Months Ended	12 Months Ended
		Oct. 31, 2019		Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Finite-lived Intangible Assets [Roll Forward]
Intangible assets - beginning balance				$ 19,101	$ 19,145	$ 19,517
Additions	[1]			134,838
Foreign currency translation				(4,811)	(44)	(372)
Intangible assets - ending balance		$ 19,101		130,027	19,101	19,145	$ 19,517
Accumulated amortization of intangible assets - beginning balance				(17,831)	(17,741)	(14,219)
Impairments of other intangible assets				0	0	(3,005)	0
Amortization expense				(18,754)	(90)	(517)
Fresh-start accounting adjustment		(1,270)	[2]	0	(768,630)	0	0
Accumulated amortization of intangible assets - ending balance		(17,831)		$ (18,754)	(17,831)	(17,741)	(14,219)
Weighted average remaining contractual life, in years				10 years 8 months 12 days
Other intangible assets, net, amortization expense, fiscal year maturity [Abstract]
2021	[3]			$ 24,207
2022	[3]			15,956
2023	[3]			15,909
2024	[3]			15,767
2025	[3]			15,767
Thereafter	[3]			23,667
Future intangible assets amortization expense				111,273
Predecessor
Finite-lived Intangible Assets [Roll Forward]
Accumulated amortization of intangible assets - beginning balance				(19,101)
Accumulated amortization of intangible assets - ending balance		(19,101)			(19,101)
Maintenance Expense
Other intangible assets, net, amortization expense, fiscal year maturity [Abstract]
2021	[3]			16,700
2022	[3]			8,500
2023	[3]			8,400
2024	[3]			8,300
2025	[3]			8,300
Thereafter	[3]			8,700
Total
Finite-lived Intangible Assets [Roll Forward]
Accumulated amortization of intangible assets - beginning balance				0
Accumulated amortization of intangible assets - ending balance		0			0
U.K. SAR Customer Contract
Finite-lived Intangible Assets [Roll Forward]
Additions	[1]			58,000
Foreign currency translation				(2,294)
Intangible assets - ending balance				55,706
Accumulated amortization of intangible assets - beginning balance				0
Amortization expense				(3,251)
Accumulated amortization of intangible assets - ending balance		0		$ (3,251)	0
Weighted average remaining contractual life, in years				7 years
PBH
Finite-lived Intangible Assets [Roll Forward]
Additions	[1]			$ 76,838
Foreign currency translation				(2,517)
Intangible assets - ending balance				74,321
Accumulated amortization of intangible assets - beginning balance				0
Amortization expense				(15,503)
Accumulated amortization of intangible assets - ending balance		0		$ (15,503)	0
Weighted average remaining contractual life, in years				16 years 10 months 24 days
Client relationships
Finite-lived Intangible Assets [Roll Forward]
Intangible assets - beginning balance	[4]			$ 12,646	12,679	12,777
Foreign currency translation	[4]				(33)	(98)
Intangible assets - ending balance	[4]	12,646			12,646	12,679	12,777
Accumulated amortization of intangible assets - beginning balance	[4]			(11,696)	(11,606)	(11,372)
Impairments of other intangible assets	[4]					0
Amortization expense	[4]				(90)	(234)
Fresh-start accounting adjustment	[2],[4]	(950)
Accumulated amortization of intangible assets - ending balance	[4]	(11,696)			(11,696)	(11,606)	(11,372)
Client relationships | Predecessor
Finite-lived Intangible Assets [Roll Forward]
Accumulated amortization of intangible assets - beginning balance	[4]			(12,646)
Accumulated amortization of intangible assets - ending balance	[4]	(12,646)			(12,646)
Trade name and trademarks
Finite-lived Intangible Assets [Roll Forward]
Intangible assets - beginning balance	[4]			4,608	4,619	4,878
Foreign currency translation	[4]				(11)	(259)
Intangible assets - ending balance	[4]	4,608			4,608	4,619	4,878
Accumulated amortization of intangible assets - beginning balance	[4]			(4,288)	(4,288)	(1,213)
Impairments of other intangible assets	[4]					(2,933)
Amortization expense	[4]				0	(142)
Fresh-start accounting adjustment	[2],[4]	(320)
Accumulated amortization of intangible assets - ending balance	[4]	(4,288)			(4,288)	(4,288)	(1,213)
Trade name and trademarks | Predecessor
Finite-lived Intangible Assets [Roll Forward]
Accumulated amortization of intangible assets - beginning balance	[4]			(4,608)
Accumulated amortization of intangible assets - ending balance	[4]	(4,608)			(4,608)
Internally developed software
Finite-lived Intangible Assets [Roll Forward]
Intangible assets - beginning balance	[4]			1,094	1,094	1,107
Foreign currency translation	[4]				0	(13)
Intangible assets - ending balance	[4]	1,094			1,094	1,094	1,107
Accumulated amortization of intangible assets - beginning balance	[4]			(1,094)	(1,094)	(915)
Impairments of other intangible assets	[4]					(72)
Amortization expense	[4]				0	(107)
Fresh-start accounting adjustment	[2],[4]	0
Accumulated amortization of intangible assets - ending balance	[4]	(1,094)			(1,094)	(1,094)	(915)
Internally developed software | Predecessor
Finite-lived Intangible Assets [Roll Forward]
Accumulated amortization of intangible assets - beginning balance	[4]			(1,094)
Accumulated amortization of intangible assets - ending balance	[4]	(1,094)			(1,094)
Licenses
Finite-lived Intangible Assets [Roll Forward]
Intangible assets - beginning balance	[4]			753	753	755
Foreign currency translation	[4]				0	(2)
Intangible assets - ending balance	[4]	753			753	753	755
Accumulated amortization of intangible assets - beginning balance	[4]			(753)	(753)	(719)
Impairments of other intangible assets	[4]					0
Amortization expense	[4]				0	(34)
Fresh-start accounting adjustment	[2],[4]	0
Accumulated amortization of intangible assets - ending balance	[4]	(753)			(753)	$ (753)	$ (719)
Licenses | Predecessor
Finite-lived Intangible Assets [Roll Forward]
Accumulated amortization of intangible assets - beginning balance	[4]			$ (753)
Accumulated amortization of intangible assets - ending balance	[4]	$ (753)			$ (753)

[1]	In connection with the Company's emergence from bankruptcy and in accordance with ASC 852, the Company recognized customer contract intangibles of $58.0 million related to U.K. SAR and $76.8 million related to power-by-the-hour ("PBH") contracts. The amortization expense for the U.K. SAR contract is recorded in depreciation and amortization on the consolidated financial statements and the amortization expense for the PBH contracts is recorded in maintenance expense included in direct costs on the consolidated financial statements.
[2]	In connection with the Company's emergence from bankruptcy and the application of ASC 852, the Company adjusted the intangible assets of $1.3 million to its fair value of zero at the Effective Date. See Note 3 for further details on the impact of fresh-start accounting on the Company's consolidated financial statements.
[3]	The portion of future amortization expense that will be included in maintenance expense is $16.7 million for fiscal year 2021, $8.5 million for fiscal year 2022, $8.4 million for fiscal year 2023, $8.3 million for fiscal year 2024, $8.3 million for fiscal year 2025 and $8.7 million thereafter.
[4]	The Bristow Norway and Eastern Airways acquisitions, completed in October 2008 and February 2014, respectively, included in the Europe Caspian region, resulted in intangible assets for client contracts, client relationships, trade names and trademarks, internally developed software and licenses. On May 10, 2019, the Company sold Eastern Airways. The Airnorth acquisition completed in January 2015, included in its Asia Pacific region, resulted in intangible assets for client contracts, client relationships and trade name and trademarks. For discussion of impairment of long-lived assets, including purchased intangibles subject to amortization, see "Impairment of Assets."